Consolidated balance sheets (Statement) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets [abstract]
Cash and cash equivalents	R$ 4,259,379	R$ 1,331,648
Amounts due from financial institutions, net of provisions for expected loss	3,718,506	4,258,856
Compulsory deposits at Central Bank of Brazil	2,664,415	2,854,778
Financial assets	16,868,112	12,448,565
Derivative financial assets	4,238	0
Loans and advances to customers, net of provisions for expected loss	27,900,543	21,379,916
Non-current assets held for sale	174,355	166,943
Equity accounted investees	90,634	72,090
Property and equipment	167,547	188,019
Intangible assets	1,345,304	1,238,629
Deferred tax assets	1,033,535	978,148
Other assets	2,125,231	1,425,508
Total assets	60,351,799	46,343,100
Equity and liabilities [abstract]
Liabilities with financial and similar institutions	9,522,469	7,906,897
Liabilities with customers	32,651,620	23,642,804
Securities issued	8,095,042	6,202,165
Derivative financial liabilities	15,063	37,768
Borrowing and onlending	107,412	36,448
Income tax and social contribution	287,978	114,493
Other tax liabilities	75,284	52,372
Tax liabilities	363,262	166,865
Provisions	70,452	57,449
Deferred tax liabilities	32,539	30,073
Other liabilities	1,897,248	1,173,527
Total liabilities	52,755,107	39,253,996
Share capital	13	13
Reserves	8,147,285	7,817,670
Other comprehensive income	(675,488)	(825,301)
Equity attributable to owners of the Company	7,471,810	6,992,382
Non-controlling interest	124,881	96,722
Total equity	7,596,691	7,089,104
Total liabilities and equity	R$ 60,351,797	R$ 46,343,100